Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 34,757	$ 37,150
Cash		36,720	$ 1,690
Cash - restricted		3,663	727
Cash Restricted		3,233
Accounts receivable, net	536	718	517
Inventory	263	268	249
Deferred income taxes		713
Assets held for sale	732	732
Other current assets	1,627	1,607	416
TOTAL CURRENT ASSETS	37,915	44,421	3,599
PROPERTY & EQUIPMENT, net	11,141	8,004	6,301
DUE FROM RELATED COMPANIES	94	74	3,611
GOODWILL	123,367	119,542	398
INTANGIBLE ASSETS, net	113,242	116,824	235
OTHER ASSETS	259	251	238
TOTAL ASSETS	286,018	289,116	14,382
CURRENT LIABILITIES
Accounts payable - trade and other	2,650	1,678	1,265
Accrued expenses	2,102	1,203	545
Gift card liability		430	586
Revolving line of credit		3,012	2,317
Other liabilities	4,180	430
Other deposit	907	907
Deferred revenue, current portion	511	490
Notes payable - current	73	1,438	1,207
Deferred income taxes	27
Current portion deferred initial franchise fees - Note 1		490	438
TOTAL CURRENT LIABILITIES	10,450	9,158	6,358
NON-CURRENT LIABILITIES
Warrant liability	8,843	16,516
Deferred revenue, net of current portion	2,864	2,816
Notes Payable	621	1,522	0
Deferred rent	267	29	996
Deferred initial franchise fees, net of current portion - Note 1		2,816	4,250
Due to related companies - Note 6			271
Derivative warrant liability		16,516
TOTAL LIABILITIES	23,045	30,041	11,875
COMMITMENTS AND CONTINGENCIES - Note 9
Stockholders'/Members' equity
MEMBERS' EQUITY - Before non-controlling interest, including variable interest entities of $47 as of December 31, 2019			2,492
MEMBERS' EQUITY - Non-controlling interest			15
Common stock value	2	2
Additional paid-in capital	264,415	261,298
Retained (Accumulated) deficit	(1,444)	(2,225)
TOTAL STOCKHOLDERS' EQUITY	262,973	259,075	2,507
TOTAL LIABILITIES AND STOCKHOLDERS'/MEMBERS' EQUITY	$ 286,018	289,116	14,382
Variable Interest Entity, Primary Beneficiary [Member]
CURRENT ASSETS
Cash		0	3
PROPERTY & EQUIPMENT, net		0	853
GOODWILL		$ 0	398
TOTAL ASSETS			1,254
CURRENT LIABILITIES
Notes payable - current			1,207
NON-CURRENT LIABILITIES
Notes Payable
TOTAL LIABILITIES			1,207
Stockholders'/Members' equity
MEMBERS' EQUITY - Before non-controlling interest, including variable interest entities of $47 as of December 31, 2019			47
TOTAL LIABILITIES AND STOCKHOLDERS'/MEMBERS' EQUITY			$ 1,254